Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
ASSETS
Allowance for accounts receivable	$ 3,918		$ 1,095
Prepayment to related parties, current	8,914		182
Prepayment to related parties, non-current	344		279
Current liabilities:
Accounts payable to a related party	54		0
Accounts payable of the consolidated variable interest entities without recourse to the Company	11,726	[1]	7,399	[1]
Receipt in advance of the consolidated variable interest entities without recourse to the Company	5,383	[1]	322	[1]
Deferred revenue of the consolidated variable interest entities without recourse to the Company	21,072	[1]	12,234	[1]
Payable to equity investments of consolidated variable interest entities without recourse to the Company	25,217	[1]	0	[1]
Accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to the Company	26,401	[1]	11,798	[1]
Tax payable of the consolidated variable interest entities without recourse to the Company	4,084	[1]	533	[1]
Noncurrent liabilities:
Deferred tax liabilities, non-current of the consolidated variable interest entities without recourse to the Company	2,755	[1]	1,910	[1]
Class A Common Shares [Member]
NQ Mobile Inc.'s shareholders' equity
Common shares, par value (in US dollars per share)	$ 0.0001		$ 0.0001
Common shares, shares authorized (in shares)	560,000,000		560,000,000
Common shares, shares issued (in shares)	255,067,961		136,676,587
Common shares, shares outstanding (in shares)	255,977,553		147,866,344
Class B Common Shares [Member]
NQ Mobile Inc.'s shareholders' equity
Common shares, par value (in US dollars per share)	$ 0.0001		$ 0.0001
Common shares, shares authorized (in shares)	240,000,000		240,000,000
Common shares, shares issued and outstanding (in shares)	53,956,491		104,652,531
Consolidated variable interest entities [Member]
Current liabilities:
Accounts payable of the consolidated variable interest entities without recourse to the Company	10,411		6,019
Receipt in advance of the consolidated variable interest entities without recourse to the Company	5,210		0
Deferred revenue of the consolidated variable interest entities without recourse to the Company	9,671		3,737
Payable to equity investments of consolidated variable interest entities without recourse to the Company	25,217		0
Accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to the Company	12,153		4,629
Tax payable of the consolidated variable interest entities without recourse to the Company	3,907		576
Noncurrent liabilities:
Deferred tax liabilities, non-current of the consolidated variable interest entities without recourse to the Company	$ 2,301		$ 1,910

[1]	All of the VIEs' assets can be used to settle obligations of their primary beneficiary. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company's general assets (Note 1(d)).